Subsequent Events - Amending agreements with suppliers (Details) - MXN ($) $ in Thousands	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Suppliers		$ 517,098,247	$ 505,989,382
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Payment term with suppliers	8 years
Suppliers	$ 29,235,977